Schedule of right of use assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Right Of Use Assets
Beginning Balance			$ 543	$ 401	$ 401
Depreciation	$ (83)	$ (85)	(166)	$ (172)	(334)
New leases			319		610
Termination			(88)		(134)
Ending Balance	$ 608		$ 608		$ 543